Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$ 185	$ 190
Payroll-related accruals	1,789	1,589
Environmental reserve	523	546
Inventory Reserve	486	437
Allowance for Doubtful Accounts	185	190
Accrued Warranty	703	1,663
Other	396	781
Deferred tax assets gross current	4,267	5,396
Valuation allowance		(177)
Deferred tax assets net current	4,267	5,219
Deferred income taxes-noncurrent:
Accrued pension obligations	(10,572)	(9,482)
Unrecognized pension and postretirement benefit plan liabilities	11,305	19,467
Accumulated depreciation	(4,256)	(3,023)
Stock-based compensation	854	842
Postretirement obligations	325	728
NOL/credit carry-forwards	159	153
Other	1,176	1,057
Deferred tax assets gross non current	$ (1,009)	$ 9,742